Mar. 01, 2022
PFI Prospectus
Principal Funds, Inc.
Supplement dated July 29, 2022
to the Prospectus dated March 1, 2022
(as previously supplemented)

This supplement updates information currently in the Prospectus. Please retain this supplement for future reference.

PFI Prospectus | Diversified Income Fund
SUMMARY FOR DIVERSIFIED INCOME FUND
Delete the Principal Investment Strategies section, and replace with the following:
The Fund generally invests a majority of its assets in fixed income securities, such as investment-grade corporate bonds, high yield bonds (also known as “junk” bonds), preferred securities, commercial mortgage-backed securities, and emerging market debt securities, in an effort to provide incremental yields over a portfolio of government securities. Such securities include instruments with variable or floating interest rates. The fixed income portion of the Fund is not managed to a particular maturity or duration. The Fund invests in foreign, including emerging market, securities. The Fund uses derivative strategies. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index.
In managing the Fund, Principal Global Investors, LLC (“PGI,” the Fund’s investment advisor), determines the Fund's strategic asset allocation among the general investment categories listed below, which are executed by PGI and multiple sub-advisors. Those selecting investments for the Fund seek to provide yield by focusing on securities that offer the best potential for yield, taking risk into consideration, within their respective investment categories. Some strategies use active management, others use passive (index) or enhanced index strategies, and some use a combination of active and passive strategies. PGI has considerable latitude in allocating the Fund's assets. The Fund uses strategies and sub-advisors to varying degrees and may change allocations, add new or eliminate existing strategies and sub-advisors, and temporarily or permanently reduce allocations from time to time such that the Fund would have little or no assets allocated to a particular strategy or sub-advisor.
•Investment grade corporate securities, which are rated at the time of purchase Baa3 or higher by Moody’s Investors Service (“Moody’s”) or BBB- or higher by S&P Global Ratings (“S&P Global”).
•High yield and other income-producing securities, including bank loans and corporate bonds. “High yield” securities are below investment grade securities (sometimes called “junk”) which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P Global. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative with respect to the issuer's ability to pay interest and to repay principal. This portion of the Fund also invests in currency forwards and currency options to hedge currency risk.
•Preferred securities, focusing primarily on the financial services and utility industries.
•Diversified portfolio of fixed income securities, including those issued by governments and their agencies and corporate entities in emerging markets. This portion of the Fund also invests in interest rate swaps or Treasury futures to manage fixed income exposure; credit default swaps to increase or decrease in an efficient manner exposures to certain sectors or individual issuers; total return swaps to increase or decrease in an efficient manner exposures to certain sectors; and currency forwards and currency options to hedge currency risk and express views on the direction of currency.
•Securitized products such as asset-backed securities and mortgage-based securities, including commercial mortgage-backed securities, which are bonds secured by first mortgages on commercial real estate.

Principal Risks
In the Principal Risks section, delete the Equity Securities Risk, including Smaller Companies Risk and Value Style Risk, Real Estate Investment Trusts (“REITs”) Risk, and the Real Estate Securities Risk.
PFI Prospectus | SmallCap Value Fund II
SUMMARY FOR SMALLCAP VALUE FUND II
PFI Prospectus | California Municipal Fund
California Municipal
PFI Prospectus | Core Fixed Income Fund [Member]
Core Fixed Income
PFI Prospectus | Core Plus Bond Fund [Member]
Core Plus Bond
PFI Prospectus | Diversified International Fund [Member]
Diversified International
PFI Prospectus | Equity Income Fund [Member]
Equity Income
PFI Prospectus | Finisterre Emerging Markets Total Return Bond Fund [Member]
Finisterre Emerging Markets Total Return Bond
PFI Prospectus | Global Real Estate Securities Fund [Member]
Global Real Estate Securities
PFI Prospectus | Government & High Quality Bond Fund [Member]
Government & High Quality Bond
PFI Prospectus | Government Money Market Fund [Member]
Government Money Market
PFI Prospectus | High Income Fund [Member]
High Income
PFI Prospectus | High Yield Fund [Member]
High Yield
PFI Prospectus | Inflation Protection Fund [Member]
Inflation Protection
PFI Prospectus | International Emerging Markets Fund [Member]
International Emerging Markets
PFI Prospectus | International Fund I [Member]
International I
PFI Prospectus | LargeCap Growth Fund I [Member]
LargeCap Growth I
PFI Prospectus | LargeCap S&P 500 Index Fund [Member]
LargeCap S&P 500 Index
PFI Prospectus | LargeCap Value Fund III [Member]
LargeCap Value III
PFI Prospectus | MidCap Fund [Member]
MidCap
PFI Prospectus | MidCap Growth Fund [Member]
MidCap Growth
PFI Prospectus | MidCap Growth Fund III [Member]
MidCap Growth III
PFI Prospectus | MidCap S&P 400 Index Fund [Member]
MidCap S&P 400 Index
PFI Prospectus | MidCap Value Fund I [Member]
MidCap Value I
PFI Prospectus | Money Market Fund [Member]
Money Market
PFI Prospectus | Overseas Fund [Member]
Overseas
PFI Prospectus | Principal Capital Appreciation Fund [Member]
Principal Capital Appreciation
PFI Prospectus | Principal LifeTime Strategic Income Fund [Member]
Principal LifeTime Strategic Income
PFI Prospectus | Principal LifeTime 2010 Fund [Member]
Principal LifeTime 2010
PFI Prospectus | Principal LifeTime 2015 Fund [Member]
Principal LifeTime 2015
PFI Prospectus | Principal LifeTime 2020 Fund [Member]
Principal LifeTime 2020
PFI Prospectus | Principal LifeTime 2025 Fund [Member]
Principal LifeTime 2025
PFI Prospectus | Principal LifeTime 2030 Fund [Member]
Principal LifeTime 2030
PFI Prospectus | Principal LifeTime 2035 Fund [Member]
Principal LifeTime 2035
PFI Prospectus | Principal LifeTime 2040 Fund [Member]
Principal LifeTime 2040
PFI Prospectus | Principal LifeTime 2045 Fund [Member]
Principal LifeTime 2045
PFI Prospectus | Principal LifeTime 2050 Fund [Member]
Principal LifeTime 2050
PFI Prospectus | Principal LifeTime 2055 Fund [Member]
Principal LifeTime 2055
PFI Prospectus | Principal LifeTime 2060 Fund [Member]
Principal LifeTime 2060
PFI Prospectus | Principal LifeTime 2065 Fund [Member]
Principal LifeTime 2065
PFI Prospectus | Principal LifeTime Hybrid Income Fund [Member]
Principal LifeTime Hybrid Income
PFI Prospectus | Principal LifeTime Hybrid 2015 Fund [Member]
Principal LifeTime Hybrid 2015
PFI Prospectus | Principal LifeTime Hybrid 2020 Fund [Member]
Principal LifeTime Hybrid 2020
PFI Prospectus | Principal LifeTime Hybrid 2025 Fund [Member]
Principal LifeTime Hybrid 2025
PFI Prospectus | Principal LifeTime Hybrid 2030 Fund [Member]
Principal LifeTime Hybrid 2030
PFI Prospectus | Principal LifeTime Hybrid 2035 Fund [Member]
Principal LifeTime Hybrid 2035
PFI Prospectus | Principal LifeTime Hybrid 2040 Fund [Member]
Principal LifeTime Hybrid 2040
PFI Prospectus | Principal LifeTime Hybrid 2045 Fund [Member]
Principal LifeTime Hybrid 2045
PFI Prospectus | Principal LifeTime Hybrid 2050 Fund [Member]
Principal LifeTime Hybrid 2050
PFI Prospectus | Principal LifeTime Hybrid 2055 Fund [Member]
Principal LifeTime Hybrid 2055
PFI Prospectus | Principal LifeTime Hybrid 2060 Fund [Member]
Principal LifeTime Hybrid 2060
PFI Prospectus | Principal LifeTime Hybrid 2065 Fund [Member]
Principal LifeTime Hybrid 2065
PFI Prospectus | Real Estate Securities Fund [Member]
Real Estate Securities
PFI Prospectus | Strategic Asset Management Balanced Portfolio [Member]
SAM Balanced
PFI Prospectus | Strategic Asset Management Conservative Balanced Portfolio [Member]
SAM Conservative Balanced
PFI Prospectus | Strategic Asset Management Conservative Growth Portfolio [Member]
SAM Conservative Growth
PFI Prospectus | Strategic Asset Management Flexible Income Portfolio [Member]
SAM Flexible Income
PFI Prospectus | Strategic Asset Management Strategic Growth Portfolio [Member]
SAM Strategic Growth
PFI Prospectus | Short-Term Income Fund [Member]
Short-Term Income
PFI Prospectus | SmallCap Fund [Member]
SmallCap
PFI Prospectus | SmallCap Growth Fund I [Member]
SmallCap Growth I
PFI Prospectus | SmallCap S&P 600 Index Fund [Member]
SmallCap S&P 600 Index
PFI Prospectus | Tax-Exempt Bond Fund [Member]
Tax-Exempt Bond